STROOCK & STROOCK & LAVAN LLP
180 MAIDEN LANE
NEW YORK, NY 10038-4982

February 9, 2010

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Jeffrey Foor

Re:	Lazard Retirement Series, Inc.
Post-Effective Amendment No. 38 to Registration Statement on Form N-1A
(Registration Nos.: 811-08071; 333-22309)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the "Fund"), transmitted for filing pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the "1933 Act"), is Post-Effective Amendment No. 38 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment is being filed in order to add a new series to the Fund – Lazard Retirement Global Listed Infrastructure Portfolio (the "New Portfolio") and to conform the prospectus to new Form N-1A requirements, including the addition of a summary section to the prospectus. The Amendment also is being filed in order to update certain financial and other information. The prospectus and statement of additional information included in the Amendment are marked to show changes from Amendment No. 37 to the Registration Statement, which was filed on April 24, 2009.

Lazard Retirement Global Listed Infrastructure Portfolio. The New Portfolio's investment objective is to seek total return. The New Portfolio will invest primarily in equity securities, principally common stocks, of infrastructure companies. Under normal circumstances, the New Portfolio will invest at least 80% of its assets in equity securities of infrastructure companies, which consist of utilities, pipelines, toll roads, airports, railroads, ports, telecommunications and other infrastructure companies, with securities listed on a national or other recognized securities exchange.

The types of investments the New Portfolio may make are those in which other Fund portfolios may invest, except that the New Portfolio focuses its investments in infrastructure companies. Disclosure regarding such investments (other than disclosure specific to infrastructure companies) is the same as the existing disclosure for such other portfolios, which has previously been reviewed by the staff (the "Staff") of the Securities and Exchange Commission. The distribution of New Portfolio's Service Shares and Investor Shares and the process for determination of net asset value will be identical to that of the other Fund portfolios.

The Fund intends to file a further post-effective amendment pursuant to Rule 485(b) under the 1933 Act prior to effectiveness of the Amendment in order to update financial and other information, to respond to any comments the Staff may have on the New Portfolio and to file outstanding exhibits.

Please telephone the undersigned at 212.806.6141, or Linda Y. Kim of this office at 212.806.6173, if you have any questions.

Very truly yours,

/s/ Janna Manes

Janna Manes

cc: Linda Y. Kim